Segment Reporting	12 Months Ended
Jun. 30, 2021
Segment Reporting
6. Segment reporting

6. Segment reporting

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance, without prejudice of the powers and responsibilities of the Board of Directors. The CODM evaluates the business based on the differences in the nature of its products, operations and risks. The amount reported for each segment is the measure reported to the CODM for these purposes and later to the Board of Directors. In turn, the Board of Directors’ performance is assessed by the Shareholders’ Meeting, which is the Company’s governance body.

Operating segments identified are disclosed as reportable segments if they meet any of the following quantitative thresholds:

•	The operating segment’s reported revenue, including both sales to external customers and inter-segment sales or transfers, is 10% or more of the combined revenue, internal and external, of all operating segments.

•	The absolute amount of its reported profit or loss is 10% or more of the greater, in absolute amount, of:

○	the combined reported profit of all operating segments that do not report a loss; and

○	the combined reported loss of all operating segments that report a loss.

•	Its assets are 10% or more of the combined assets of all operating segments.

In addition, the operating segments that do not meet any of the quantitative thresholds could be considered as reportable segments if management estimates that this information could be useful for the users of the financial statements.

If, after determining reportable segments in accordance with the preceding quantitative thresholds, the total external revenue attributable to those segments is less than 75% of the Group’s consolidated external revenue, additional segments are identified as reportable segments, even if they do not meet the thresholds described above, until at least 75% of the Group’s consolidated external revenue is included in reportable segments. Once 75% of the Group’s consolidated external revenue is included in reportable segments, the remaining operating segments are aggregated in “Other segments”.

Segment information has been prepared and classified according to different types of businesses in which the Group conducts its activities. The Group’s Investment and Development Properties business is comprised of the following segments:

•	“Shopping Malls” includes the operation and development of shopping malls, through which we generate rental income and fees charged for services related to the lease of retail stores and other spaces. Our Shopping Malls segment includes highly diversified, multi‑format assets with a particular focus on retailers that cater to middle‑ to high‑income consumers.

•	“Offices” includes the lease of offices and other rental properties and services related to these properties.

•	“Sales and Developments” includes the sales of undeveloped parcels of land and properties, buildable potentials and activities related to the development and maintenance of such properties.

•	“Others” includes the entertainment activity through ALG Golf Center, TGLT S.A., La Rural S.A. and others.

Group’s shopping malls, offices and other rental properties, and trading properties, are located in Argentina.

The CODM evaluates performance of business segments based on segment profit, defined as profit or loss from operations before financing and taxation. The measurement principles for the segment reporting structure are based on the IFRS principles adopted in the consolidated Financial Statements, except for:

•	The operating income from the joint ventures Nuevo Puerto Santa Fe S.A. and Quality Invest S.A. are reported under the proportional consolidation method. Under this method, the income/loss generated by joint ventures is reported in the Consolidated Statements of Income and Other Comprehensive Income line-by-line, rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return, because the assets and income/loss generated by consolidated operations are similar to the assets and income/loss booked under the equity method. This is due to the fact that under the proportional consolidation method, revenues and expenses are reported separately, instead of offsetting and reporting them as a single item in the consolidated statements of income and other comprehensive income. Therefore, the proportional consolidation method is used by the CODM to assess and understand the return and the results of operations of these businesses as a whole. Operating results of La Rural S.A. joint venture is accounted for under the equity method. Management believes that, in this case, this method provides more adequate information for this type of investment. These also include the adjustment for expenses and collective promotion funds.

•	Operating results does not include the amounts pertaining to expenses and collective promotion funds and excludes total recovered costs. The CODM examines the net amount from both concepts (total surplus or deficit between expenses and collective promotion funds and recoverable expenses).

Revenues generated and goods and services exchanged among segments are calculated on the basis of market prices. Intercompany transactions among segments, if any, are eliminated.

These costs and income are presented now for reconciliation of all segments and their respective consolidating operating income.

The following is a summary analysis of the Group’s business segments, corresponding to the fiscal years ended June 30, 2021, 2020 and 2019. Additionally, a reconciliation between results of operations corresponding to segment information and the results of operations as per the Consolidated Statements of  Income and Other Comprehensive Income; and total assets by segment and total assets according to the statements of financial position. The information by segments has been prepared and classified according to the businesses in which the Group carries out its activities:

	06.30.21
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Unreportable assets	Total as per Statements of Income and Other Comprehensive Income/Statements of Financial Position

Revenues	5,321	2,715	78	29	8,143	2,911	(51)	-	11,003
Operating costs	(865)	(216)	(63)	(216)	(1,360)	(3,132)	70	-	(4,422)
Gross profit / (loss)	4,456	2,499	15	(187)	6,783	(221)	19	-	6,581
Net (loss) / gain from fair value adjustments in investment properties	(20,342)	2,355	4,131	31	(13,825)	-	(121)	-	(13,946)
General and administrative expenses	(1,432)	(364)	(144)	(57)	(1,997)	-	8	-	(1,989)
Selling expenses	(451)	(185)	(618)	(8)	(1,262)	-	19	-	(1,243)
Other operating results, net	(126)	8	3	1	(114)	106	(10)	-	(18)
(Loss)/ profit from operations	(17,895)	4,313	3,387	(220)	(10,415)	(115)	(85)	-	(10,615)
Share of loss of associates and joint ventures	-	-	-	(2,267)	(2,267)	-	(385)	-	(2,652)
(Loss)/ profit before financing and taxation	(17,895)	4,313	3,387	(2,487)	(12,682)	(115)	(470)	-	(13,267)
Investment properties	54,317	73,932	21,165	144	149,558	-	(4,694)	-	144,864
Property, plant and equipment	289	1,087	-	-	1,376	-	(3)	-	1,373
Trading properties	-	-	237	-	237	-	-	-	237
Goodwill	16	47	-	136	199	-	(63)	-	136
Right to receive units (barters)	-	-	1,040	-	1,040	-	-	-	1,040
Inventories	43	-	-	-	43	-	(1)	-	42
Investments in associates and joint ventures	-	-	-	1,106	1,106	-	3,196	-	4,302
Other assets	-	-	-	-	-	-	-	25,410	25,410
Total assets	54,665	75,066	22,442	1,386	153,559	-	(1,565)	25,410	177,404

	06.30.20
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Unreportable assets	Total as per Statements of Income and Other Comprehensive Income/Statements of Financial Position

Revenues	8,915	3,477	466	93	12,951	4,672	(91)	-	17,532
Operating costs	(851)	(209)	(185)	(133)	(1,378)	(4,851)	70	-	(6,159)
Gross profit / (loss)	8,064	3,268	281	(40)	11,573	(179)	(21)	-	11,373
Net (loss) / gain from fair value adjustments in investment properties	(3,162)	34,354	7,148	(206)	38,134	-	(394)	-	37,740
General and administrative expenses	(1,246)	(315)	(125)	(163)	(1,849)	-	15	-	(1,834)
Selling expenses	(1,065)	(112)	(78)	(14)	(1,269)	-	27	-	(1,242)
Other operating results, net	26	(34)	(9)	96	79	90	24	-	193
Profit/ (loss) from operations	2,617	37,161	7,217	(327)	46,668	(89)	(349)	-	46,230
Share of profit of associates and joint ventures	-	-	-	5	5	-	262	-	267
Profit/ (loss) before financing and taxation	2,617	37,161	7,217	(322)	46,673	(89)	(87)	-	46,497
Investment properties	73,762	91,743	15,424	113	181,042	-	(4,569)	-	176,473
Property, plant and equipment	337	194	-	-	531	-	(3)	-	528
Trading properties	-	-	284	-	284	-	-	-	284
Goodwill	16	47	-	135	198	-	(62)	-	136
Right to receive units (barters)	-	-	1,047	-	1,047	-	-	-	1,047
Inventories	59	-	-	-	59	-	(1)	-	58
Investments in associates and joint ventures	-	-	-	3,413	3,413	-	3,551	-	6,964
Other assets	-	-	-	-	-	-	-	31,552	31,552
Total assets	74,174	91,984	16,755	3,661	186,574	-	(1,084)	31,552	217,042
	06.30.19
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Unreportable assets	Total as per Statements of Income and Other Comprehensive Income/Statements of Financial Position

Revenues	12,828	3,241	87	251	16,407	5,572	(146)	-	21,833
Operating costs	(1,166)	(177)	(77)	(214)	(1,634)	(5,789)	86	-	(7,337)
Gross profit / (loss)	11,662	3,064	10	37	14,773	(217)	(60)	-	14,496
Net (loss)/ gain from fair value adjustments in investment properties	(60,952)	1,051	3,517	(394)	(56,778)	-	1,258	-	(55,520)
General and administrative expenses	(1,420)	(289)	(132)	(160)	(2,001)	-	5	-	(1,996)
Selling expenses	(796)	(132)	(21)	(31)	(980)	-	9	-	(971)
Other operating results, net	(29)	(25)	(92)	(495)	(641)	121	4	-	(516)
(Loss)/ profit from operations	(51,535)	3,669	3,282	(1,043)	(45,627)	(96)	1,216	-	(44,507)
Share of profit / (loss) of associates and joint ventures	-	-	-	231	231	-	(1,099)	-	(868)
(Loss)/ profit before financing and taxation	(51,535)	3,669	3,282	(812)	(45,396)	(96)	117	-	(45,375)
Investment properties	75,258	45,837	12,262	317	133,674	-	(4,172)	-	129,502
Property, plant and equipment	387	407	-	-	794	-	(82)	-	712
Trading properties	-	-	269	-	269	-	-	-	269
Goodwill	16	47	-	135	198	-	(62)	-	136
Right to receive units (barters)	-	-	194	-	194	-	-	-	194
Inventories	63	-	-	-	63	-	(1)	-	62
Investments in associates and joint ventures	-	-	-	175	175	-	3,275	-	3,450
Other assets	-	-	-	-	-	-	-	39,556	39,556
Total assets	75,724	46,291	12,725	627	135,367	-	(1,042)	39,556	173,881